Current Assets – Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2024
Current Assets Cash And Cash Equivalents
Current Assets – Cash and Cash Equivalents

Note 6. Current Assets – Cash and Cash Equivalents

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Assets
Cash at bank	3,149,909	19,240,707

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024